OTHER LONG-TERM LIABILITIES (Details) - USD ($) $ in Thousands	Jun. 30, 2018	Dec. 31, 2017
Other Liabilities Disclosure [Abstract]
Unamortized sellers' credit	$ 3,421	$ 3,958
Obligations under capital leases - long-term portion	226,504	230,576
Other items	4	4
Other long-term liabilities	229,929	$ 234,538
2018 (remaining six months)	13,933
2019	25,054
2020	25,122
2021	25,054
2022	25,054
Thereafter	281,850
Total lease obligations	396,067
Less: imputed interest payable	(160,189)
Present value of obligations under capital lease	235,878
Less: current portion	$ (9,374)